Short-Term Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Summary of Short-Term Borrowed Funds

The following tables set forth certain information regarding the amounts, year-end weighted average rates, average balances, weighted average rate, and maximum month-end balances for short-term borrowed funds, at and during 2013 and 2012:

	2013		2012
	Amount	Rate	Amount	Rate
	(dollars in thousands)
At year-end
Master notes and other short term borrowing	$3,998	0.25%	$6,180	0.92%
Notes payable	11	6.00%	10	6.00%
Short-term advances from FHLB	1,500	4.08%	12,500	2.30%

	$5,509	1.30%	$18,690	1.84%

	2013		2012
	Amount	Rate	Amount	Rate
	(dollars in thousands)
Average for the year
Federal funds purchased	$4	0.79%	$5	0.80%
Master notes and other short term borrowing	5,617	0.41%	7,464	0.90%
Notes payable	10	6.00%	29	4.37%
Short-term advances from FHLB	5,026	2.61%	11,503	2.46%

	$10,657	1.34%	$19,001	1.85%

	2013	2012
	(dollars in thousands)
Maximum month-end balance
Federal funds purchased	$—	$—
Master notes and other short term borrowing	6,736	7,491
Notes payable	11	59
Short-term advances from FHLB	9,500	13,500